Postretirement Benefit Plans - Amounts Recognized in Other Comprehensive Income (Loss) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Amortization of net loss	$ (114)	$ (32)	$ (20)
Amortization of prior service cost	(422)	(427)
New actuarial gains	1,212
Foreign exchange impact	419
Total	$ 1,095